Commitments	6 Months Ended
Jun. 30, 2022
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Commitments
Note 17. Commitments

As of June 30, 2022	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

	$ in thousands
License and collaboration agreements	16,815	1,530	3,060	3,060	9,165
Clinical & Research and Development agreements	335	335	—	—	—
IT licensing agreements	1,006	445	560	—	—

Total commitments	18,155	2,310	3,620	3,060	9,165

Obligations under the terms of license and collaboration agreements
We have entered into various license agreements with third parties that subject us to certain fixed license fees, as well as fees based on future events, such as research and sales milestones.We also have collaboration agreements whereby we are obligated to pay royalties and milestone payments based on future events that are uncertain and therefore they are not included in the table above.
Obligations under the terms of Clinical & Research agreements
We have entered into clinical and research agreements where we are obligated to pay for services to be provided regarding our research collaboration agreements, clinical trials and translational research projects.
Obligations under the terms of IT licensing agreements
We have entered into an IT licensing agreement and have related obligations to pay licensing fees.